Segment information (Long-lived Assets by Geographic Information) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Long Lived Assets [Abstract]
Total long-lived assets	$ 4,907	$ 5,223
United States [Member]
Long Lived Assets [Abstract]
Total long-lived assets	2,275	2,544
Puerto Rico [Member]
Long Lived Assets [Abstract]
Total long-lived assets	1,679	1,771
ROW [Member]
Long Lived Assets [Abstract]
Total long-lived assets	$ 953	$ 908